Business Combination - Summary of Merger (Details) - Caesars Acquisition Company [Member] $ in Millions	Oct. 06, 2017 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 152
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(96)
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	1,751
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 1,807